UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)   (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: March 31, 2020

Item 1. REPORT TO STOCKHOLDERS.
Annual Report 2020
For the fiscal year ended March 31, 2020

Matisse Discounted Closed-End Fund
Strategy

Institutional Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Matisse Discounted Closed-End Fund Strategy (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Matisse Discounted Closed-End Fund Strategy is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Matisse Discounted Closed-End Fund Strategy, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Matisse Discounted Closed-End Fund Strategy (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com/fundpages/125.htm or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Matisse Discounted Closed-End Fund Strategy:

See Our Web sites @ matissefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Matisse, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Matisse.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

(Unaudited)
Dear Fellow Shareholders of the Matisse Discounted Closed-End Fund Strategy:
Please find enclosed for your review the Annual Report for the Matisse Discounted Closed-End Fund Strategy (the “Fund”) for the period ending March 31, 2020. The Fund formally launched on October 31, 2012.
From February 19th to March 23rd, the global financial markets experienced the double whammy of COVID-19 and collapsing energy prices, as demand disappeared quickly in most consumer and industrial markets (with the S&P 500, for example, down 34% from February 19th to March 23rd). Prior to this, and into late February, both our Fund and the S&P 500 were setting new highs. Not only did markets plummet, but discounts on Closed-End Funds widened to never-before-seen levels (at least, not in our dataset back to the late 1980’s). At the widest point (March 18th), discounts on our portfolio averaged 31%, and the average CEF was at a 21% discount. Even after a sharp recovery, the 3/31/20 average discount on our portfolio (20.4%) was the biggest since 2008. As you can see from the Average Annual Total Returns table in this report, these extreme discounts caused Fund performance for the most recent twelve-month period to be negative, and behind our benchmarks.
Having weathered the major bear markets in 1987, 2000, 2008, and now today, this market collapse has all the similarities that past bear markets have shared. The emotions of greed and fear never change, as evidenced by:
1.	Forced liquidity as fund managers had to sell assets for investor redemptions; and
2.	Pure panic as measured by several indicators (VIX, CEF Discounts, cash balance increase, Bull/Bear advisor sentiment lowest on record, and other sentiment indicators we watch closely).
Our performance suffered during the trailing twelve-month period compared to the Fund’s performance to relative indexes for 3 major reasons:
●
First, as mentioned, CEF discounts widened sharply and NAV’s declined sharply, the worst-case scenario for CEF investors. For the 12-month period, the average CEF saw its discount widen by 2.7%. Our trading and fund selection (which has led our discount-movement-attributed performance to exceed the CEF universe’s in 80% of rolling quarters since we launched the Fund) failed us for the most recent 12 months, as discount movement detracted 3.9% from performance (this breaks down as +3.0% from 4/1/19-1/31/20, and -6.9% from 2/1/20-3/31/20).

●
Second, during the 12-month period, Foreign/EM stocks, Small Cap stocks, and Value stocks drastically underperformed the S&P 500. Our exposures in all these areas collectively hurt our relative performance by 8-10 percentage points. Just to put some numbers to this, for the 12-month period:

Index	Lost to the S&P 500 by
Russell 2000	17 percentage points
Russell 1000 Value	10 percentage points
MSCI EAFE	7 percentage points
MSCI EM	11 percentage points

●
Third, our exposure to the Energy sector was a major detracting factor. Highly discounted Energy closed-end funds throughout much of the period (especially in Pipeline MLPs) led us to have about 15-20% look through exposure to Energy for the 12 months, which was higher than most peers (the S&P 500, for example, has only 3% exposure to Energy). Oil prices plummeted in the first quarter of 2020 (with oil even trading at a negative price briefly in April), leading to a 52% decline for large-cap energy names, and a 63% decline for MLPs. Leverage within the MLP CEFs exacerbated that loss. Our Energy overweight cost the Fund about 10 percentage points of relative performance.

We are confident that the “mean reversion” effect will help greatly moving forward, just like it did following other market collapses. As we write this letter in May, discounts on CEFs have begun to narrow, large-cap Energy names are beating the S&P 500 by 16 percentage points QTD, and MLPs are beating the S&P 500 by 30 percentage points QTD (though the other factors (small-cap, value and foreign) have continued to go the wrong way). Past performance is no guarantee of future results, but previous extreme discount levels (in the CEF market and in our portfolio) have been great entry points historically.
Average Annual Total Returns
Period ended March 31, 2020	One year	Five year annualized	Annualized since inception[1]	Net Expense Ratio[2,3]	Gross Expense Ratio[3]
Matisse Discounted Closed-End Fund Strategy – Institutional Class Shares	-32.01%	-1.95%	+1.13%	3.18%	3.35%
S&P 500 Index[4]	-6.98%	+6.73%	+10.80%	N/A	N/A
S-Network Composite Closed-End Fund Total Return Index[4]	-14.29%	+2.05%	+3.24%	N/A	N/A
S&P Target Risk Moderate Index[4]	-0.91%	+3.23%	+4.64%	N/A	N/A
MSCI EAFE Total Return Index[4]	-14.41%	-0.63%	+3.11%	N/A	N/A
Barclays US Aggregate Bond Total Return Index[4]	+8.93%	+3.36%	+2.99%	N/A	N/A
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at 800-773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance.

1The Inception date of the Institutional Class Shares is October 31, 2012.
2 We have entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through July 31, 2020. The Expense Limitation Agreement may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement. Performance would have been lower without this expense limitation.
3 Net and gross expense ratios are from the Fund’s prospectus dated August 1, 2019.
4You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower. Performance returns for the indexes shown in this table are since the Inception date of October 31, 2012.

Portfolio Positioning
As usual, the Fund owns highly discounted CEFs in many different asset classes and sectors. On a look through basis, our portfolio of CEFs was about 57% allocated to stocks as of quarter-end. This represents a decrease in the overall equity exposure of our portfolio from recent periods (as we are finding more opportunities at the margin in bond CEFs). As usual, the Fund’s portfolio is tilted towards large-cap stocks. These exposures are in-line with our Strategy’s long-term ranges. Energy remains an important sector for the Fund, but we have reduced slightly and upgraded the quality of the portfolio to holding of companies that should persevere the challenging, but opportunist times in the energy sector.
We’ve also incorporated more risk controls around sector exposure, look through leverage, and credit quality, and increased qualitative analysis aimed at higher credit qualities overall in the portfolio. We have also tightened allocation constrains to sectors to reduce volatility.
Our largest position is Pershing Square Holdings, a 7.6% position for the Fund at quarter-end. This closed-end fund’s shares trade overseas (London and Amsterdam), but it is managed by US hedge fund manager Bill Ackman and contains mostly high-quality US stocks. Despite excellent underlying performance (a 19% at-NAV return over the past year, helped by some timely March hedging), fund and manager share purchases, and a regular quarterly dividend, the fund still traded at a shocking 34% discount to NAV at quarter-end. We expect this discount will not persist for long.
There are similar deals across our portfolio, including one trading at less than half of NAV! We will continue to pressure the boards of these funds to do the right thing for shareholders by moving share prices much closer to NAVs.
As you can see from the financials in this report, we have experienced meaningful growth in our shareholder base as astute institutions (who have monitored our results for years) have identified an opportunity to invest in this beaten up market area after individuals have sold positions, panicking indiscriminately. This helps current shareholders in multiple ways, including adding to our research capabilities (we’ve added staff) and driving the overall expense ratio down.
Our Outlook
We will continue to focus primarily on diligently capturing inefficiencies created by other participants in the niche, retail-dominated closed-end fund space. As always, we will make our primary decision based on the attractiveness of the discounts we see and maintaining a balanced asset allocation and overweighting the best opportunities available.

●
The world economy has fallen off the COVID-19 cliff, with well over 20-30 million people unemployed in the US, triple the 2009 peak. But the fall is being slowed by a significant updraft of hot air in the form of near-zero interest rates, fast and furious fiscal stimulus, and Fed purchases of a wide range of assets to support markets. The ultimate damage to the economy could be transitory, but for that to occur we likely need to avoid any resurgence of infections and get back to “normal economic life” sooner than later. Unfortunately, those two goals are diametrically opposed as presented by the popular press, but a balanced policy moving forward should prevail to keep the U.S. on track to lead us into a bright future. We believe COVID-19 treatments and ultimately a vaccine will happen faster than expectations. The entire world’s best minds, science, and technology are laser focused to win this battle, just as we’ve won all the challenging battles before this. We wouldn’t want to bet against a vaccine happening soon!

●
The “new normal”, in our opinion will continue to accelerate advances in healthcare, use of digital online services and consumers demanding the safest qualities of travel, food sources, and healthcare moving forward. We are actively screening for funds that will participate in this growth and offer meaningful discounts when purchasing.

●
Over on the Bond side, attractive CEF discounts, and depressed NAVs, seem to imply that the retail investor herd still fears higher rates, and a wave of defaults. In our opinion, the herd is not taking proper account of the Fed’s “backstop everything” plan. Meanwhile, the same Fed keeps rates near zero (part of their answer to every question, it would seem). If that environment continues, discounted Closed-End Funds, with their regular cash distributions, and (in some cases) embedded low-cost leverage, should perform well in a low-return world.

A New Fund in the Matisse Funds Family
Effective April 30, 2020, Matisse has launched our second mutual fund, the Matisse Discounted Bond CEF Strategy (MDFIX). It is available at several custodians already (including Schwab and TD), with more to come. Within it, we apply our discount-focused strategy to Bond CEFs specifically. See the new Fund’s prospectus for more information.
We appreciate your interest in, and investment in, the Fund. We’ll continue to keep you updated on the important developments we see in the misunderstood, retail-dominated world of closed-end funds. Check our Strategy website, www.matissecap.com/closed-end-funds, for updates, and feel free to contact us at 503-210-3005 to discuss the Matisse Discounted Closed-End Fund Strategy and our investment approach.
Sincerely,

Eric Boughton, CFA	Bryn Torkelson
Portfolio Manager	Founder & CIO
Matisse Funds	Matisse Funds

(RCMAT0520001)

Matisse Discounted Closed-End Fund Strategy
Institutional Class Shares

Performance Update (Unaudited)

For the period from October 31, 2012 (Date of Initial Public Investment) through March 31, 2020

Comparison of the Change in Value of a $10,000 Investment
This graph assumes an initial investment of $10,000 at October 31, 2012 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the Matisse Discounted Closed-End Fund Strategy versus the Fund's benchmark index, the S&P 500 Index. Other indices shown are the S-Network Composite Closed-End Fund Total Return Index, the Barclays U.S. Aggregate Total Return Bond Index, the S&P Target Risk Moderate Index, and the MSCI EAFE Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns

	For the Fiscal Year Ended	One	Five	Since
	March 31, 2020	Year	Years	Inception*
	Institutional Class Shares	-32.01%	-1.95%	1.13%
	S&P 500 Index	-6.98%	6.73%	10.80%
	S-Network Composite Closed-End Fund Total
	Return Index	-14.29%	2.05%	3.24%
	S&P Target Risk Moderate Index	-0.91%	3.23%	4.64%
	MSCI EAFE Total Return Index	-14.41%	-0.63%	3.11%
	Barclays U.S. Aggregate Total Return Bond Index	8.93%	3.36%	2.99%

*	The Inception Date of the Fund is October 31, 2012.
(Continued)

Matisse Discounted Closed-End Fund Strategy
Institutional Class Shares

Performance Update (Unaudited)

For the period from October 31, 2012 (Date of Initial Public Investment) through March 31, 2020
Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) estimated to not be more than 3.18% of the average daily net assets of the Fund for the current fiscal year. The Expense Limitation Agreement remains in effect through July 31, 2020.  The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. Without the waiver, the estimated expenses would be 3.35% per the Fund’s most recent prospectus dated August 1, 2019.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments

As of March 31, 2020
	Shares	Value (Note 1)

CLOSED-END FUNDS - 89.18%
Aberdeen Asia-Pacific Income Fund, Inc.	1,439,070	$4,864,057
Aberdeen Emerging Markets Equity Income Fund, Inc.	27,324	141,538
Aberdeen Global Dynamic Dividend Fund	600	4,378
Aberdeen Income Credit Strategies Fund	9,012	66,238
Aberdeen Japan Equity Fund, Inc.	272,145	1,700,906
Adams Diversified Equity Fund, Inc.	364,801	4,592,845
Adams Natural Resources Fund, Inc.	61,260	507,845
AllianzGI Artificial Intelligence & Technology Opportunities Fund	150,146	2,402,336
AllianzGI Convertible & Income Fund	5,000	18,700
AllianzGI Convertible & Income Fund II	252,650	841,324
AllianzGI Diversified Income & Convertible Fund	87,091	1,566,767
Apollo Senior Floating Rate Fund, Inc.	3,492	40,542
Apollo Tactical Income Fund, Inc.	17,951	203,385
Ares Dynamic Credit Allocation Fund, Inc.	52,104	562,202
Bancroft Fund Ltd.	15,798	307,429
BlackRock California Municipal Income Trust	12,040	152,788
BlackRock Resources & Commodities Strategy Trust	594,040	2,993,962
Blackstone/GSO Long-Short Credit Income Fund	22,782	240,122
Boulder Growth & Income Fund, Inc.	282,118	2,595,486
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	13,397	141,204
Brookfield Real Assets Income Fund, Inc.	71,975	1,056,593
Calamos Long/Short Equity & Dynamic Income Trust	270,268	3,902,670
CBRE Clarion Global Real Estate Income Fund	75,109	393,571
Central and Eastern Europe Fund, inc.	48,248	846,284
Central Securities Corp.	144,921	3,741,860
ClearBridge Energy Midstream Opportunity Fund, Inc.	801,365	1,041,774
ClearBridge MLP & Midstream Fund, Inc.	1,122,170	2,053,571
ClearBridge MLP & Midstream Total Return Fund, Inc.	488,221	673,745
Clough Global Dividend and Income Fund	100	837
Clough Global Equity Fund	181,233	1,603,912
Clough Global Opportunities Fund	194,522	1,394,723
Cohen & Steers Closed-End Opportunity Fund, Inc.	29,220	280,512
Cohen & Steers Quality Income Realty Fund, Inc.	56,860	514,014
Cohen & Steers REIT and Preferred and Income Fund, Inc.	55,384	892,790
Credit Suisse High Yield Bond Fund	8,865	16,223
Delaware Enhanced Global Dividend & Income Fund	18,873	140,604
Dividend and Income Fund	305,988	2,689,635
Eagle Capital Growth Fund, Inc.	53,085	324,880
Eaton Vance Senior Income Trust	228,737	1,054,478
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	74,221	553,689
Ellsworth Growth and Income Fund Ltd.	39,317	337,340
Fiduciary/Claymore Energy Infrastructure Fund	209,204	263,597
First Trust Aberdeen Emerging Opportunity Fund	29,629	293,920
First Trust Energy Income and Growth Fund	4,499	39,276
First Trust MLP and Energy Income Fund	2,376	10,502
First Trust Senior Floating Rate Income Fund II	10,730	102,042
		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments

As of March 31, 2020
	Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
Franklin Universal Trust	300	$1,833
Gabelli Convertible and Income Securities Fund, Inc.	2,513	11,208
GAMCO Natural Resources Gold & Income Trust	87,436	339,252
General American Investors Co., Inc.	10,900	298,517
High Income Securities Fund	38,511	251,477
Highland Global Allocation Fund	681,000	2,962,350
Highland Income Fund	1,000,000	8,530,000
Invesco Dynamic Credit Opportunities Fund	371,000	2,960,580
Invesco Senior Income Trust	188,792	607,910
Japan Smaller Capitalization Fund, Inc.	319,745	2,254,202
John Hancock Hedged Equity & Income Fund	5,420	55,067
John Hancock Tax-Advantaged Global Shareholder Yield Fund	31,670	158,667
Kayne Anderson Midstream Energy Fund, Inc	963,512	3,208,495
Kayne Anderson MLP Midstream Investment Co.	682,374	2,477,018
Lazard Global Total Return and Income Fund, Inc.	5,243	62,968
Macquarie Global Infrastructure Total Return Fund, Inc.	200	3,098
Madison Covered Call & Equity Strategy Fund	3,064	15,504
Morgan Stanley China A Share Fund, Inc.	199,299	3,611,298
Morgan Stanley Emerging Markets Debt Fund, Inc.	2,846	21,772
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	653,962	3,407,142
Morgan Stanley India Investment Fund, Inc.	197,548	2,530,590
Neuberger Berman MLP & Energy Income Fund Inc	528,923	999,664
New Ireland Fund, Inc.	149,000	919,330
NexPoint Strategic Opportunities Fund	842,550	6,959,463
Nuveen Arizona Quality Municipal Income Fund	24,600	305,040
Nuveen Credit Strategies Income Fund	71,185	403,619
Nuveen Diversified Dividend and Income Fund	93,813	660,444
Nuveen Floating Rate Income Fund	69,858	527,428
Nuveen New York Municipal Value Fund 2	4,829	65,591
Nuveen Pennsylvania Municipal Value Fund	200	2,600
Nuveen Real Asset Income and Growth Fund	51,646	509,746
Nuveen Senior Income Fund	13,848	61,208
Nuveen Short Duration Credit Opportunities Fund	27,828	302,769
Pershing Square Holdings Ltd.	736,500	13,389,570
PIMCO Energy & Tactical Credit Opportunities Fund	739,297	3,970,025
Pioneer Floating Rate Trust	48,440	370,566
Pioneer Municipal High Income Advantage Trust	2,634	26,814
Pioneer Municipal High Income Trust	34,918	395,272
Principal Real Estate Income Fund	130,048	1,574,881
RiverNorth Specialty Finance Corp.	174,928	2,826,836
RMR Real Estate Income Fund	297,923	3,023,918
Royce Global Value Trust, Inc.	76,679	616,499
Royce Micro-Cap Trust, Inc.	83,653	465,111
Salient Midstream & MLP Fund	531,000	1,847,880
* Sprott Physical Platinum & Palladium Trust	1,498	23,174

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments

As of March 31, 2020
	Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
TCW Strategic Income Fund, Inc.	19,077	$98,628
Tekla Healthcare Investors	54,838	976,665
Tekla Healthcare Opportunities Fund	11,100	170,496
Tekla Life Sciences Investors	191,074	2,862,289
Templeton Dragon Fund, Inc.	1,711	29,173
Templeton Emerging Markets Fund	3,042	33,918
Templeton Emerging Markets Income Fund	140,531	1,051,172
Templeton Global Income Fund	176,809	945,928
The China Fund, Inc.	20,517	378,744
The Cushing NextGen Infrastructure Income Fund	22,028	133,269
The European Equity Fund, Inc.	21,119	149,311
The Gabelli Dividend & Income Trust	24,781	367,007
The Gabelli Global Small and Mid Cap Value Trust	171,414	1,246,180
The Gabelli Healthcare & WellnessRx Trust	44,877	388,635
The GDL Fund	327,278	2,565,859
The Herzfeld Caribbean Basin Fund, Inc.	117,719	412,016
The India Fund, Inc.	15,586	212,281
The Korea Fund, Inc.	14,254	318,719
The Mexico Fund, Inc.	39,025	324,688
The New Germany Fund, Inc.	18,024	209,259
The Swiss Helvetia Fund, Inc.	301,000	2,091,950
The Taiwan Fund, Inc.	83,708	1,376,997
* Third Point Offshore Investors Ltd.	299,667	3,895,671
Tortoise Energy Independence Fund	167,532	192,662
* Tortoise Energy Infrastructure Corp.	198,552	508,293
Tortoise Essential Assets Income Term Fund	331,170	3,344,817
Tortoise Midstream Energy Fund, Inc.	414,753	354,241
Tortoise Power and Energy Infrastructure Fund, Inc.	22,212	155,262
Vertical Capital Income Fund	311,000	2,606,180
Virtus Global Multi-Sector Income Fund	13,835	133,508
Vivaldi Opportunities Fund	3,887	43,227
Voya Asia Pacific High Dividend Equity Income Fund	900	5,794
Voya Global Advantage and Premium Opportunity Fund	642	4,923
Voya Global Equity Dividend and Premium Opportunity Fund	71,137	324,385
Voya Infrastructure Industrials and Materials Fund	119,842	974,315
Voya Natural Resources Equity Income Fund	391,000	844,560
Western Asset Corporate Loan Fund, Inc.	199	1,413
Western Asset Emerging Markets Debt Fund, Inc.	29,226	307,750
Western Asset Inflation - Linked Securities & Income Fund	38,045	399,853
Western Asset Inflation-Linked Opportunities & Income Fund	397,787	3,802,844

Total Closed-End Funds (Cost $162,816,450)		156,426,374

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments

As of March 31, 2020
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 6.66%
Asset Allocation Funds - 2.88%
Amplify High Income ETF		57,059	$728,073
Invesco CEF Income Composite ETF		246,733	4,317,827
			5,045,900
Debt Funds - 3.78%
VanEck Vectors CEF Municipal Income ETF		9,209	234,262
VanEck Vectors High-Yield Municipal Index ETF		100,000	5,226,000
VanEck Vectors Short High-Yield Municipal Index ETF		52,267	1,176,530
			6,636,792

Total Exchange-Traded Products (Cost $11,125,644)			11,682,692

SHORT-TERM INVESTMENT - 18.60%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.16%	32,617,679	32,617,679

Total Short-Term Investment (Cost $32,617,679)			32,617,679

Investments, at Value (Cost $206,559,773) - 114.44%			$200,726,745

Liabilities in Excess of Other Assets - (14.44)%			(25,320,713)

Net Assets - 100.00%			$175,406,032

* Non-income producing investment
§ Represents 7 day effective SEC yield
The following acronyms or abbreviations are used in this Schedule:
MLP - Master Limited Partnership
ETF - Exchange-Traded Fund

Summary of Investments
	% of Net
	Assets	Value
Closed-End Funds	89.18%	$156,426,374
Exchange-Traded Products	6.66%	11,682,692
Short-Term Investment	18.60%	32,617,679
LIabilities in Excess of Other Assets	-14.44%	(25,320,713)
Total Net Assets	100.00%	$175,406,032

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Assets and Liabilities

As of March 31, 2020

Assets:
Investments, at value (cost $206,559,773)	$200,726,745
Due from broker	1,319
Receivables:
Fund shares sold	7,422,673
Dividends and interest	77,402
Prepaid Expenses:
Registration and filing expenses	15,020
Fund accounting fees	2,166

Total assets	208,245,325

Liabilities:
Due to custodian	526,453
Payables:
Investments purchased	32,231,033
Accrued expenses:
Advisory fees	49,623
Professional fees	23,523
Shareholder fulfillment expenses	2,114
Custody fees	1,563
Interest expense	1,319
Miscellaneous expenses	1,084
Compliance fees	1,044
Administration fees	621
Insurance fees	546
Security pricing fees	358
Trustee fees and meeting expenses	12

Total liabilities	32,839,293

Net Assets	$175,406,032

Net Assets Consist of:
Paid in Interest	$185,083,093
Accumulated Deficit	(9,677,061)

Net Assets	$175,406,032

Institutional Class shares outstanding, no par value (unlimited authorized shares)	28,496,860
Net Assets	$175,406,032
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$6.16
See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statement of Operations

For the fiscal year ended March 31, 2020

Investment Income:
Dividends	$2,081,246

Total Investment Income	2,081,246

Expenses:
Advisory fees (note 2)	463,713
Interest expenses (note 9)	61,325
Professional fees	47,737
Administration fees (note 2)	48,779
Registration and filing expenses	38,650
Fund accounting fees (note 2)	36,005
Transfer agent fees (note 2)	20,999
Custody fees (note 2)	17,651
Shareholder fulfillment expenses	14,080
Compliance fees (note 2)	12,114
Trustee fees and meeting expenses (note 3)	12,024
Miscellaneous expenses (note 2)	4,200
Security pricing fees	4,110
Insurance fees	3,455

Total Expenses	784,842

Advisor fees waived (note 2)	(137,871)

Net Expenses	646,971

Net Investment Income	1,434,275

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investments	(206,926)
Capital gain distributions from underlying funds	234,857
Total net realized gain	27,931

Net change in unrealized depreciation on investments	(6,749,546)

Net Realized and Unrealized Loss on Investments	(6,721,615)

Net Decrease in Net Assets Resulting from Operations	$(5,287,340)

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Statements of Changes in Net Assets

For the fiscal years ended March 31,			2020	2019

Operations:
Net investment income			$1,434,275	$1,351,786
Net realized gain (loss) from investment transactions			(206,926)	2,874,847
Capital gain distributions from underlying funds			234,857	2,349,232
Net change in unrealized appreciation (depreciation) on investments			(6,749,546)	(4,657,361)

Net Increase (Decrease) in Net Assets Resulting from Operations			(5,287,340)	1,918,504

Distributions to Shareholders:
Institutional Class Shares			(7,325,465)	(7,596,241)

Decrease in Net Assets Resulting from Distributions			(7,325,465)	(7,596,241)

Beneficial Interest Transactions:
Shares sold			148,694,852	9,091,202
Reinvested dividends and distributions			7,085,028	7,239,948
Shares repurchased			(16,995,487)	(55,467,608)

Increase (Decrease) from Beneficial Interest Transactions			138,784,393	(39,136,458)

Net Increase (Decrease) in Net Assets			126,171,588	(44,814,195)

Net Assets:
Beginning of Year			49,234,444	94,048,639
End of Year			$175,406,032	$49,234,444

	March 31,		March 31,
	2020		2019

Share Information:
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	24,497,198	$148,694,852	869,507	$9,091,202
Reinvested dividends and distributions	933,567	7,085,028	788,151	7,239,948
Shares repurchased	(1,814,014)	(16,995,487)	(5,252,736)	(55,467,608)
Net Increase (Decrease) in
Shares of Beneficial Interest	23,616,751	$138,784,393	(3,595,078)	$(39,136,458)

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Financial Highlights

For a share outstanding during each	Institutional Class Shares
of the fiscal years ended March 31,	2020		2019		2018	2017		2016

Net Asset Value, Beginning of Year	$ 10.09		$ 11.10		$ 10.36	$ 8.88		$ 10.28

Income from Investment Operations
Net investment income (e)	0.28		0.20		0.13	0.29		0.41
Net realized and unrealized gain (loss)
on investments	(3.19)		0.31		0.99	1.48		(1.08)

Total from Investment Operations	(2.91)		0.51		1.12	1.77		(0.67)

Less Distributions:
Dividends (from net investment income)	(0.39)		(0.38)		(0.20)	(0.29)		(0.40)
Distributions (from capital gains)	(0.63)		(1.14)		(0.18)	-		-
Return of capital	-		-		-	-		(0.33)

Total Distributions	(1.02)		(1.52)		(0.38)	(0.29)		(0.73)

Net Asset Value, End of Year	$ 6.16		$ 10.09		$ 11.10	$ 10.36		$ 8.88

Total Return (a)	(32.01)%		6.53%		10.89%	20.27%		(6.20)%

Net Assets, End of Year (in thousands)	$175,406		$ 49,234		$ 94,049	$104,448		$109,113

Ratios of:
Interest Expense to Average Net Assets	0.13%		0.14%		-	0.00%	(d)	0.12%
Gross Expenses to Average Net Assets (b)	1.66%	(c)	1.55%	(c)	1.33%	1.50%	(c)	1.62%	(c)
Net Expenses to Average Net Assets (b)	1.37%	(c)	1.38%	(c)	1.25%	1.25%	(c)	1.37%	(c)
Net Investment Income to Average
Net Assets (b)	3.04%		2.02%		1.19%	2.98%		4.46%

Portfolio turnover rate	101.38%		55.00%		71.82%	99.61%		134.60%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns from shareholder transactions.

(b)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(c) Includes interest expense.
(d) Less than 0.01% per share.
(e)	Calculated using the average shares method.

See Notes to Financial Statements

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements

As of March 31, 2020

1.  Organization and Significant Accounting Policies

The Matisse Discounted Closed-End Fund Strategy (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund’s investment advisor, Deschutes Portfolio Strategies, LLC, dba Matisse Capital, (the “Advisor”), seeks to achieve the Fund’s investment objective of long-term capital appreciation and income by investing in unaffiliated closed-end funds that pay regular periodic cash distributions, the interests of which typically trade at substantial discounts relative to their underlying net asset values.  The Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings, for investment purposes, in discounted closed-end funds.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Investments in open-end investment companies are valued at their respective net asset values as reported by such investment companies.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements

As of March 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2020 for the Fund’s investments measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Closed-End Funds	$156,426,374	$156,426,374	$-	$-
Exchange-Traded Products	11,682,692	11,682,692	-	-
Short-Term Investment	32,617,679	32,617,679	-	-
Total Assets	$200,726,745	$200,726,745	$-	$-

(a)	The Fund had no Level 3 securities as of the fiscal year ended March 31, 2020.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, quarterly.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.99% of the Fund’s average daily net assets.  For the fiscal year ended March 31, 2020, $463,713 in advisory fees were incurred, of which $137,871 in advisory fees were waived by the Advisor.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund.  The current term of the Expense Limitation Agreement remains in effect until July 31, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter. The Advisor cannot recoup from the Fund any expenses paid by the Advisor under the Expense Limitation Agreement.
(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements

As of March 31, 2020

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (“the Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of March 31, 2020, the Administrator received $4,200 in miscellaneous expenses.
A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees	Fund Accounting Fees (asset-based fee)		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate	(Average monthly)	Net Assets	Annual Rate	Per state
First $100 million	0.100%	First $200 million	0.020%	$2,250	First $50 million	0.02%	$150
Next $100 million	0.090%	Over $200 million	0.009%	$500/ additional class	Next $50 million	0.015%
Next $100 million	0.080%				Over $100 million	0.01%
Next $100 million	0.070%		*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $100 million	0.060%
Over $500 million	0.050%
Over $750 million	0.040%
Over $1 billion	0.030%

The Fund incurred $48,779 in administration fees, $17,651 in custody fees, and $36,005 in fund accounting fees for the fiscal year ended March 31, 2020.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.
(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements

As of March 31, 2020

Effective March 31, 2020, Nottingham Compliance Services replaced Cipperman Compliance Services, LLC as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.   Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 per series of the Trust each year and may receive up to an additional $500 per series of the Trust per special meeting in the event special meetings are held. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.

Certain officers of the Trust may also be officers of the Administrator.

4.  Purchases and Sales of Investment Securities

For the fiscal year ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$182,488,626	$55,961,374

5.  Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns during the open years ended March 31, 2017 through March 31, 2020 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year, the Fund did not incur any interest or penalties.
(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements

As of March 31, 2020

Distributions during the year ended were characterized for tax purposes as follows:

	March 31, 2020	March 31,2019
Ordinary Income	$4,669,512	$1,528,869
Tax-Exepmt Income	10,812	426,221
Long-Term Capital Gain	2,645,141	5,641,151

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions and equalization resulted in the following reclassifications in the Fund as of the fiscal year ended March 31, 2020:

Accumulated distributable earnings	$(1,828,652)
Paid-in capital	1,828,652

At March 31, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$210,403,806

Unrealized Appreciation	8,623,354
Unrealized Depreciation	(18,300,415)
Net Unrealized Depreciation	(9,677,061)

Accumulated Deficit	$(9,677,061)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sale losses.  The Fund also had an adjustment relating to mark-to-market appreciation on passive foreign investment company (“PFIC”) lots totaling $1,892,105 as of the fiscal year ended March 31, 2020.

6.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2020, Pershing LLC held 77.01% of the Fund.  The Fund has no knowledge as to whether all or any portion of the shares of record owned by Pershing LLC are also owned beneficially.

7.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.  New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal year ended March 31, 2020.
(Continued)

Matisse Discounted Closed-End Fund Strategy

Notes to Financial Statements

As of March 31, 2020

9.   Borrowings

The Fund established a borrowing agreement with Interactive Brokers LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 1.50% for Tier 1 (balances of less than $100,000), the Federal Funds rate plus 1.00% for Tier 2 (balances between $100,000-$900,000), the Federal Funds rate plus 0.50% for Tier 3 (balances of $1,000,000-$3,000,000), and the Federal Funds rate plus 0.30% for Tier 4 (balances greater than $3,000,000). The average borrowing during the fiscal year was $2,942,874, and the average interest rate during the year was 2.57%.

Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund. The Fund had no borrowings as of the fiscal year ended March 31, 2020.  Total interest expense for the year was $61,325 as reflected in the Statement of Operations.

10.  Subsequent Events

Effective April 1, 2020, a new compensation schedule was implemented for the Independent Trustees.  Each Trustee will receive $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.

Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Company’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Matisse Discounted Closed-End Fund Strategy

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Matisse Discounted Closed-End Fund Strategy, a series of shares of beneficial interest in Starboard Investment Trust (the “Fund”), including the schedule of investments, as of March 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
June 1, 2020

Matisse Discounted Closed-End Fund Strategy

Additional Information (Unaudited)

As of March 31, 2020

1.	Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended March 31, 2020.

During the fiscal year, the Fund paid $4,669,512 in income distributions and $2,645,141 in long-term capital gain distributions.  The Fund also paid $10,812 in tax-exempt distributions during the fiscal year ended March 31, 2020.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Matisse Discounted Closed-End Fund Strategy

Additional Information (Unaudited)

As of March 31, 2020

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Institutional Class Shares	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 661.00	$5.19
	$1,000.00	$1,018.75	$6.31
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized net expense ratio of 1.25%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.	Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $3,000 during the fiscal year ended March 31, 2020 from the Fund for their services to the Fund and Trust.
(Continued)

Matisse Discounted Closed-End Fund Strategy

Additional Information (Unaudited)

As of March 31, 2020

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. (06/1953)	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Life Insurance Company (insurance company) from 2003 to 2015.	16
Independent Trustee of the Brown Capital
Management Mutual Funds for all its
series from 2011 to present, Hillman
Capital Management Investment Trust for
all its series from 2009 to present, Centaur
Mutual Funds Trust for all its series from
2013 to present, Chesapeake Investment
Trust for all its series from 2016 to
present, Leeward Investment Trust for all
its series from 2018 to present, and WST
Investment Trust for all its series (all
registered investment companies) from
2013 to present. Member of Board of
Directors of Communities in Schools of
N.C. from 2001 to present. Member of
Board of Directors of Mechanics &
Farmers Bank from 2009 to present.
Member of Board of Directors of
Investors Title Company from 2010
to present. Member of Board of Directors of
AAA Carolinas from 2011 to present.
Previously, member of Board of Directors
of M&F Bancorp from 2009 to 2019.
Previously, member of Board of Visitors
of North Carolina Central University
School of Business from 1990 to 2016.
Previously, Board of Directors of NC
Mutual Life Insurance Company from
2004 to 2016. Previously, President and
CEO of North Carolina Mutual Life
Insurance Company from 2003 to 2015.

Theo H. Pitt, Jr. (04/1936)	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999.	16
Independent Trustee of World Funds Trust
for all its series from 2013 to present,
Chesapeake Investment Trust for all its
series from 2002 to present, Leeward
Investment Trust for all its series from 2011
to present, and Hillman Capital
Management Investment Trust for all its
series from 2000 to present (all registered
investment companies). Senior Partner of
Community Financial Institutions
Consulting from 1997 to present.
Previously, Partner at Pikar Properties from
2001 to 2017.

Michael G. Mosley (01/1953)	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	16	None.
J. Buckley Strandberg (03/1960)	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	16	None.
(Continued)

Matisse Discounted Closed-End Fund Strategy

Additional Information (Unaudited)

As of March 31, 2020

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.
Ashley H. Lanham (03/1984)	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019.
Formerly, Vice President and Managing Counsel, State
Street Bank and Trust Company from 2015 to 2019.
Formerly, General Counsel for Santander Asset
Management USA, LLC from 2013 to 2015.

Stacey Gillespie (05/1974)	Chief Compliance Officer	Since 03/16	Compliance Director, Cipperman Compliance Services, LLC since 2015. Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. from 2013 to 2015.

Matisse Discounted Closed-End Fund Strategy
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Deschutes Portfolio Strategies
116 South Franklin Street	4949 Meadows Road
Post Office Box 69	Suite 200
Rocky Mount, North Carolina 27802-0069	Lake Oswego, Oregon 97035

Telephone:	Telephone:

800-773-3863	503-210-3001

World Wide Web @:	World Wide Web @:

ncfunds.com	matissefunds.com

Item 2.	CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.

(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) and Item 3(c) of Form N-CSR, serving on its audit committee.

As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees – Audit fees billed for the Matisse Discounted Closed-End Fund Strategy (the “Fund”), a series of the Trust, for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), for the audit of the Fund’s financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.

Fund	March 31, 2020	March 31, 2019
Matisse Discounted Closed-End Fund Strategy	$12,250	$12,250

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended March 31, 2019 and March 31, 2020 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	March 31, 2020	March 31, 2019
Matisse Discounted Closed-End Fund Strategy	$2,000	$2,000

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2019 and March 31, 2020 for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal years ended February 28, 2019 and February 29, 2020 were $2,000 and $2,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	___/s/ Katherine M. Honey_________
Katherine M. Honey President and Principal Executive Officer

Date:	June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	___/s/ Katherine M. Honey ______
Katherine M. Honey President and Principal Executive Officer

Date:	June 8, 2020

By:	___/s/ Ashley H. Lanham_________
Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	June 8, 2020